STOCK OPTIONS AND STOCK BASED COMPENSATION (Details 2) (USD $) In Millions, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Number of Shares, Outstanding	2,131,244	2,216,473	1,882,798
Number of Shares, Granted	1,199,896	170,154	533,388
Number of Shares, Forfeited	(219,572)	(183,857)	(142,068)
Number of Shares, Exercised	(54,166)	(71,526)	(57,645)
Number of Shares, Outstanding and expected to vest	3,057,402	2,131,244	2,216,473	1,882,798
Number of Shares, Exercisable	1,703,655	1,512,458
Weighted Average Exercise Price, Outstanding (in dollars per share)	$ 3.80	$ 3.90	$ 3.75
Weighted Average Exercise Price, Granted (in dollars per share)	$ 2.14	$ 4.54	$ 4.74
Weighted Average Exercise Price, Forfeited (in dollars per share)	$ 4.59	$ 6.43	$ 5.98
Weighted Average Exercise Price, Exercised (in dollars per share)	$ 1.41	$ 2.09	$ 1.64
Weighted Average Exercise Price, Outstanding and expected to vest (in dollars per share)	$ 3.13	$ 3.80	$ 3.90	$ 3.75
Weighted Average Exercise Price, Exercisable (in dollars per share)	$ 3.71	$ 3.79
Stock Options To Employees and Non Employees Outstanding Weighted Average Remaining Contractual Term (in years)	6 years 2 months 12 days	6 years 2 months 12 days	6 years 7 months 17 days	6 years 7 months 6 days
Stock Options To Employees And Non Employees Vested And Expected To Vest Exercisable Weighted Average Remaining Contractual Term (in years)	6 years 11 months 23 days	6 years 2 months 12 days
Weighted Average Remaining Contractual Term, Exercisable (years)	5 years 1 month 10 days	5 years 2 months 8 days
Average Intrinsic Value, Outstanding	$ 1.4	$ 3.5	$ 3.4
Average Intrinsic Value, Outstanding and expected to vest	0.1	1.4
Average Intrinsic Value, Exercisable	$ 0.1	$ 1.1